RECEIVABLES (Details 2) (Net incremental impact of adopting new guidance, New accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs, USD $)
In Thousands, unless otherwise specified
Jan. 02, 2010
Net incremental impact of adopting new guidance | New accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs
Restricted receivables and securitization
Increase to assets	$ 5,708,083
Increase to liabilities	5,751,530
Decrease to equity	$ (43,447)